Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS
Cash	$ 2,129,227	$ 3,750,436	$ 12,801,085
Prepaid expenses and other current assets	202,188	247,998	223,278
Total Current Assets	2,331,415	3,998,434	13,024,363
EQUIPMENT, net	15,009	15,763	63,757
OTHER ASSETS
Security deposit			12,243
Intangible assets, net	7,285,451	7,611,918	14,087,602
Goodwill			740,912
TOTAL ASSETS	9,631,875	11,626,115	27,928,877
CURRENT LIABILITIES
Accounts payable and accrued expenses	624,676	651,781	4,827,525
Notes payable		73,217	106,387
Total Current Liabilities	624,676	724,998	4,933,912
LONG-TERM LIABILITIES
Total Long-term Liabilities			150,000
TOTAL LIABILITIES	624,676	724,998	5,083,912
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	283	283	282
Additional paid-in capital	132,373,095	132,226,341	130,933,290
Accumulated deficit	(123,366,179)	(121,325,507)	(108,088,607)
Total Stockholders' Equity	9,007,199	10,901,117	22,844,965
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,631,875	$ 11,626,115	$ 27,928,877